Note 14 - Share Capital (Tables)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
(thousands of Canadian dollars)
	2024		2023
	Shares	Amount	Shares	Amount

Common shares:

Balance, beginning of the year	25,964,424	$214,824	27,245,782	$225,982
Options exercised during the year	38,153	786	40,000	280
Purchased and cancelled during the year	-	-	(1,321,358)	(11,438)

Outstanding, end of year	26,002,577	$215,610	25,964,424	$214,824

Series 1 preferred shares:
Balance, beginning of the year	1,461,460	$13,647	1,461,460	$13,647
Redemption of preferred shares	(1,461,460)	(13,647)	-	-

Outstanding, end of year	-	$-	1,461,460	$13,647

Total share capital		$215,610		$228,471